                          J.P. MORGAN SERIES TRUST II

                            JPMORGAN BOND PORTFOLIO
                    JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                       JPMORGAN MID CAP VALUE PORTFOLIO
                       JPMORGAN SMALL COMPANY PORTFOLIO
                 JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 10, 2004
                    TO THE PROSPECTUSES DATED APRIL 16, 2004


     A special meeting of shareholders (the "Meeting") is scheduled to be held on December 15, 2004. Shareholders of record on September 24, 2004 are entitled to vote at the Meeting.

     At the Meeting, all shareholders of the Trust will be asked to vote on the re-election of the Trust's four current Trustees, on the election of a fifth Trustee, and on the ratification of the selection of PricewaterhouseCoopers LLP as the Trust's independent auditors.

     A definitive proxy statement for the Meeting is expected to be mailed to shareholders of record on or about November 15, 2004.

                          J.P. MORGAN SERIES TRUST II

                        SUPPLEMENT DATED NOVEMBER 10, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 16, 2004

     The sections titled "Trustees" and "Officers" are hereby deleted in their entirety and replaced with the following:

                                   TRUSTEES

     The names of the Board of Trustees of the Portfolios, together with information regarding the year of their birth, positions with the Portfolios, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

     The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Fund Complex:

                                                                      NUMBER OF
                                                                   PORTFOLIOS/FUNDS                OTHER
 NAME (YEAR OF BIRTH)              PRINCIPAL                          IN JPMORGAN               DIRECTORSHIPS
AND POSITION HELD WITH           OCCUPATION(S)                       FUND COMPLEX               HELD OUTSIDE
        THE                         DURING                          TO BE OVERSEEN                JPMORGAN
  PORTFOLIOS (SINCE)             PAST 5 YEARS                         BY TRUSTEE               FUND COMPLEX(1)
----------------------           -------------                        ----------               ---------------
NON-INTERESTED TRUSTEE

Cheryl Ballenger (1956),     Mathematics Teacher, Vernon Hills             8                   None
Chairperson (since 2004)     High School (August 2004-
and Trustee (since 2002)     Present); Mathematics Teacher,
                             Round Lake High School (2003-
                             2004) and formerly Executive Vice
                             President and Chief Financial
                             Officer, Galileo International Inc.
                             (travel technology)

John R. Rettberg (1937),     Retired; formerly Corporate Vice              8                   None
Trustee (since 1996)         President and Treasurer, Northrop
                             Grumman Corporation (defense
                             contractor)

Ken Whipple (1934),          Chairman (1999-Present) and CEO               8                   Director of AB Volvo
Trustee (since 1996)         (1999-2004), CMS Energy                                           and Korn Ferry
                                                                                               International (executive
                                                                                               recruitment)

INTERESTED TRUSTEE

John F. Ruffle(2) (1937),    Retired; formerly Vice Chairman,              8                   Trustee of Johns Hopkins
Trustee (since 1996)         J.P. Morgan Chase & Co. Inc. and                                  University, Director of
                             Morgan Guaranty Trust Co. of NY                                   Reckson Associates
                                                                                               Realty Corp. and
                                                                                               American Shared
                                                                                               Hospital Services

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 3 investment companies.

(2) The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

     Each Trustee serves for an indefinite term, subject to the Portfolio's current retirement policy, which is age 70, except Messrs. Rettberg, Ruffle and Whipple, for whom it is age 73. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Nominating and Valuation Committees. Each Trustee who is not an "interested person" of the Trust serves as a member of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee pre-approves any services to be provided by the independent auditors to the Trust. In addition, the Audit Committee considers and approves any non-audit services, and the fees to be charged for such non-audit services, to be provided by the independent auditors to any entity controlling, controlled by or under common control with JPMIM that provides ongoing services to the Trust. Pre-approval considerations include whether the proposed services are compatible with maintaining the auditor's independence. The Audit Committee met four times during the year ended December 31, 2003. Each Trustee who is not an "interested person" of the Trust serves as a member of the Nominating Committee. The function of the Nominating Committee is to select and nominate persons who will continue to contribute to the independence and effectiveness of the Board. The Nominating Committee will consider and evaluate candidates on the basis of the candidate's relevant knowledge, experience and expertise, the candidate's ability to carry out his or her duties in the best interests of the Trust and its shareholders and the candidate's ability to qualify as a non-interested Trustee. The Nominating Committee does not have a charter. The Nominating Committee did not meet during the year ended December 31, 2003. Each Trustee who is not an "interested person" of the Trust serves as a member of the Valuation Committee. The function of the Valuation Committee is to oversee the implementation of the Trust's valuation procedures and to review fair value determinations outside of regularly scheduled Board meetings. The Chairperson of the Valuation Committee, in consultation with the full Committee as the Chairperson deems appropriate, is authorized to review and approve fair value determinations, and did so on one occasion during the year ended

December 31, 2003, but the full Board reviewed fair value determinations at their meetings in that year.

     The Nominating Committee (consisting, for this nomination, of Mr. Whipple and Ms. Ballenger) recommended to the full Board that the number of Trustees be increased from four to five and that Mr. Jerry B. Lewis be nominated as a disinterested Trustee. The Board, acting unanimously, approved these proposals and called a special meeting of shareholders of the Portfolios. A definitive proxy statement for the special meeting is expected to be mailed to shareholders of record on or about November 15, 2004.

     The following table shows the dollar range of each Trustee's beneficial ownership as of September 1, 2004, in the Portfolios and each Trustee's aggregate ownership in any portfolios/funds that the Trustee oversees in the JPMorgan Fund Complex:

---------------------------------------------------------------------------------------
                                                OWNERSHIP OF           OWNERSHIP OF MID
                          OWNERSHIP OF          INTERNATIONAL              CAP VALUE
NAME OF TRUSTEE          BOND PORTFOLIO       EQUITY PORTFOLIO             PORTFOLIO
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
Cheryl Ballenger             None                   None                      None
---------------------------------------------------------------------------------------
John R. Rettberg             None                   None                      None
---------------------------------------------------------------------------------------
Ken Whipple                  None                   None                      None
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
John F. Ruffle               None                   None                      None
---------------------------------------------------------------------------------------

                                                                          AGGREGATE
                                                                       OWNERSHIP OF ALL
                                                                          REGISTERED
                                                                          INVESTMENT
                                              OWNERSHIP OF                 COMPANIES
                         OWNERSHIP OF          U.S. LARGE                 OVERSEEN BY
                            SMALL               CAP CORE                  TRUSTEES IN
                           COMPANY               EQUITY                  JPMORGAN FUND
NAME OF TRUSTEE           PORTFOLIO            PORTFOLIO                  COMPLEX(1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
Cheryl Ballenger             None                   None                      None
---------------------------------------------------------------------------------------
John R. Rettberg             None                   None                      None
---------------------------------------------------------------------------------------
Ken Whipple                  None                   None                      None
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
John F. Ruffle               None                   None                      None
---------------------------------------------------------------------------------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies with a total of eight portfolios/funds.

     As of September 1, 2004, none of the non-interested Trustees or their immediate family members owned any shares of JPMIM or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with JPMIM.

     Each Trustee is currently paid an annual fee of $25,000 for serving as Trustee of the Trust and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. Trustee aggregate compensation expenses paid by the Trust and the JPMorgan Fund Complex for the fiscal year ended December 31, 2003 are set forth below:

              AGGREGATE TRUSTEE COMPENSATION PAID BY THE PORTFOLIOS

---------------------------------------------------------------------------------------
                                              INTERNATIONAL
                                                  EQUITY                MID CAP VALUE
NAME OF TRUSTEE          BOND PORTFOLIO         PORTFOLIO                 PORTFOLIO
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
Cheryl Ballenger             $7,939                $1,633                    $935
---------------------------------------------------------------------------------------
John R. Rettberg             $7,939                $1,633                    $935
---------------------------------------------------------------------------------------
Ken Whipple                  $7,939                $1,633                    $935
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
John F. Ruffle               $7,939                $1,633                    $935
---------------------------------------------------------------------------------------


                                                 U.S. LARGE          TOTAL COMPENSATION
                            SMALL                 CAP CORE               PAID FROM
                           COMPANY                 EQUITY              JPMORGAN FUND
NAME OF TRUSTEE           PORTFOLIO              PORTFOLIO               COMPLEX(1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
Cheryl Ballenger            $3,069                 $3,496                 $25,000
---------------------------------------------------------------------------------------
John R. Rettberg            $3,069                 $3,496                 $25,000
---------------------------------------------------------------------------------------
Ken Whipple                 $3,069                 $3,496                 $25,000
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
John F. Ruffle              $3,069                 $3,496                 $25,000
---------------------------------------------------------------------------------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o  the Trust;
     o  an officer of the Trust;
     o an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
     o  the Adviser or the principal underwriter of the Trust,
     o  an officer of the Adviser or the principal underwriter of the Trust;
     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                   OFFICERS

     The Portfolios' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolios. The officers hold office until a successor has been elected and duly qualified. The Portfolios have no employees.

     The names of the officers of the Portfolios, together with their year of birth, information regarding their positions held with the Portfolios and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

NAME (YEAR OF BIRTH) AND
POSITION HELD WITH THE          PRINCIPAL OCCUPATIONS
PORTFOLIOS (SINCE)              DURING PAST FIVE YEARS
George C.W. Gatch (1962),       Managing Director, is CEO and President of the J.P. Morgan and One
President (2001)                Group Funds. An employee since 1986, Mr. Gatch leads the firm's U.S.
                                mutual fund and financial intermediary business. He was previously
                                President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank.
                                Prior to working in Japan, Mr. Gatch established J.P. Morgan
                                Investment Management's sub-advisory and institutional mutual funds business.  He has also held numerous positions throughout the firm in business management, marketing, and sales.

Robert L. Young (1963),         Chief Operating Officer of JPMorgan Funds from August 2004 to present
Vice President and              and of One Group Mutual Funds from November 2001 to present.
Treasurer (2000)                From October 1999 to present, Vice President and Treasurer, One
                                Group Administrative Services, Inc., and Vice President and Treasurer,
                                One Group Dealer Services, Inc. From December 1996 to October 1999,
                                Managing Director of Mutual Fund Administration, Banc One Investment
                                Advisors Corporation.

Patricia A. Maleski (1960),     Vice President and Chief Administrative Officer of the JPMorgan Funds
Vice President and Chief        from August 2004 to present and of One Group Funds from September 2004
Administrative Officer (2004)   to present; Vice President, JPMIM; Treasurer, JPMorgan Funds and Head
                                of JPMorgan Funds Management and U.S. Institutional Funds Administration
                                and Board Liaison. Prior to joining J.P. Morgan Chase & Co. in 2001,
                                Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc.,
                                a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

Wayne H. Chan (1965),           Vice President and Assistant General Counsel, JPMIM, from September 2002 to
Secretary (2004)                present. Prior to joining J.P. Morgan Chase & Co., Mr. Chan was an associate at the law firm of Shearman & Sterling from May 2001 to September 2002;
                                Swidler Berlin Shereff Friedman LLP from June 1999 to May 2001 and Whitman
                                Breed Abbott & Morgan LLP from September 1997 to May 1999.

Stephanie J. Dorsey (1969),     Director of Mutual Fund Administration, One Group Administrative Services,
Treasurer (2004)                from January 2004 to present. Ms. Dorsey worked for Bank One Corporation
                                (now known as J.P. Morgan Chase & Co.) from January 2003 to January 2004.
                                Prior to joining Bank One Corporation, she was a Senior Manager at
                                PricewaterhouseCoopers LLP from September 1992.

Jessica K. Ditullio (1963),     From August 1990 to present, Counsel, Bank One Corporation (now known as
Assistant Secretary (2004)      J.P. Morgan Chase & Co.).

Nancy E. Fields (1949),         From October 1999 to present, Director, Mutual Fund Administration, One
Assistant Secretary (2004)      Group Administrative Services, Inc. and Senior Project Manager, Mutual
                                Funds, One Group Dealer Services, Inc. From July 1999 to October 1999,
                                Project Manager, One Group, Banc One Investment Advisors Corporation. From
                                January 1988 to July 1999, Vice President, Ohio Bankers Association. From
                                July 1990 to December 1997, Vice President, Client Services, BISYS Fund
                                Services, Inc.

Alaina Metz (1967),             From June 1995 to present, Vice President, BISYS Fund Services, Inc.
Assistant Secretary (2001)*


Martin R. Dean (1963),          Vice President, Regulatory Services of BISYS Fund Services, Inc.
Assistant Treasurer (2001)*

Arthur A. Jensen (1966),        Vice President, Financial Services of BISYS Fund Services, Inc., June 2001
Assistant Treasurer (2001)*     to present. Formerly Section Manager at Northern Trust Company and
                                Accounting Supervisor at Allstate Insurance Company.

Christopher D. Walsh (1965),    Vice President, JPMIM; Fund Administration - Pooled Vehicles. Prior to
Assistant Treasurer (2004)      joining J.P. Morgan Chase & Co. in 2000, Mr. Walsh held numerous senior positions during his twelve years in Prudential Financial's asset management group, including Director/Vice President of the Prudential Mutual
                                Funds - Funds Administration Group. Mr. Walsh was also the group head of the financial/technical analysis area for the Prudential Mutual Funds Group.

Paul M. DeRusso (1954),         Vice President, JPMIM; Manager of the Budgeting and Expense Group of the
Assistant Treasurer (2001)      Funds Administration Group.

Mary D. Squires (1955),         Vice President, JPMIM; Ms. Squires has held numerous financial and operations
Assistant Treasurer (2001)      positions supporting the J.P. Morgan Chase & Co. organization complex.

Stephen M. Ungerman (1953),     Vice President, JPMIM; previously, head of Fund Administration - Pooled
Chief Compliance Officer        Vehicles. Prior to joining J.P. Morgan Chase & Co. in 2000, Mr. Ungerman held
(2004)                          a number of senior positions in Prudential Financial's asset management business, including Assistant General Counsel, Tax Director and Co-head of
                                Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential.

*  The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

     As of September 1, 2004, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio.